Condensed Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow from Operating Activities
Net Income	$ 142,844	$ 105,382	$ 65,128
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(6,178)	23,327	19,423
Gain on sale of assets	(2,539)	(14)	(251)
Tax benefit associated with share-based payment arrangements	(580)	(2,105)	(886)
Other, net	12,873	(22,124)	76,431
Net Cash Provided by Operating Activities	196,123	119,363	309,783
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	425,581	188,803	0
Proceeds from sale of premises and equipment	13,309	5,129	8,714
Purchases of premises and equipment, net of premises and equipment acquired	(19,502)	(29,841)	(16,941)
Net Cash Used in Investing Activities	(570,972)	(712,755)	(1,080,607)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(52,318)	(43,070)	(40,332)
Proceeds from common stock transactions	5,535	11,693	8,101
Payments to repurchase common stock	(3,620)	(3,727)	(2,280)
Net proceeds from issuance of preferred stock	76,812	0	0
Tax benefit associated with share-based payment arrangements	580	2,105	886
Net Cash Provided by Financing Activities	337,021	750,091	191,243
Net (Decrease) Increase In Cash and Cash Equivalents	(37,828)	156,699	(579,581)
Cash and Cash Equivalents at Beginning of Period	548,095	391,396	970,977
Cash and Cash Equivalents at End of Period	510,267	548,095	391,396
IBERIABANK Corporation
Cash Flow from Operating Activities
Net Income	142,844	105,382	65,128
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	416	595	2,035
Net income of subsidiaries	(147,292)	(107,775)	(73,044)
Share-based compensation cost	13,906	11,985	10,703
Gain on sale of assets	(110)	0	0
Tax benefit associated with share-based payment arrangements	(580)	(2,105)	(886)
Other, net	82,105	(27,274)	7,575
Net Cash Provided by Operating Activities	91,289	(19,192)	11,511
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	(5,054)	4,783	0
Proceeds from sale of premises and equipment	12	0	11,751
Purchases of premises and equipment, net of premises and equipment acquired	(2)	(36)	(5,247)
Return of capital from (Capital contributed to) subsidiary	5,000	(14,600)	0
Dividends received from subsidiaries	0	0	50,511
Net Cash Used in Investing Activities	(44)	(9,853)	57,015
Cash Flow from Financing Activities
Cash dividends paid on common stock	(52,318)	(43,070)	(40,332)
Proceeds from common stock transactions	5,535	11,693	8,101
Payments to repurchase common stock	(3,620)	(3,727)	(2,280)
Net proceeds from issuance of preferred stock	76,812	0	0
Tax benefit associated with share-based payment arrangements	580	2,105	886
Net Cash Provided by Financing Activities	26,989	(32,999)	(33,625)
Net (Decrease) Increase In Cash and Cash Equivalents	118,234	(62,044)	34,901
Cash and Cash Equivalents at Beginning of Period	36,064	98,108	63,207
Cash and Cash Equivalents at End of Period	$ 154,298	$ 36,064	$ 98,108